Satellites and Other Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Satellites and Other Property and Equipment, Net

Satellites and other property and equipment, net were comprised of the following (in thousands):

	As of December 31, 2014	As of December 31, 2015
Satellites and launch vehicles	$9,154,751	$9,810,941
Information systems and ground segment	582,115	641,741
Buildings and other	236,845	241,273

Total cost	9,973,711	10,693,955
Less: accumulated depreciation	(4,093,447)	(4,705,638)

Total	$5,880,264	$5,988,317